Personnel expenses - Pension (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of net defined benefit liability (asset) [line items]
Service cost	SEK (5)	SEK (4)	SEK (7)
Interest cost	(1)	0	(2)
Pension cost for defined benefit pensions, incl. payroll tax	(6)	(4)	(9)
Pension cost for defined contribution pension cost incl. payroll tax	(52)	(53)	(53)
Pensions	(58)	(57)	(62)
Revaluation of defined benefit plans	(4)	(26)	49
Provisions for employee benefits	40	38	17	SEK 66
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Revaluation of defined benefit plans	(7)	(35)	60
Provisions for employee benefits	263	254	215
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Revaluation of defined benefit plans	3	5	(7)
Provisions for employee benefits	(223)	(216)	(202)
Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Revaluation of defined benefit plans	0	4	(4)
Provisions for employee benefits	SEK 0	SEK 0	SEK 4